Bank borrowings	12 Months Ended
Mar. 31, 2025
Bank borrowings
Bank borrowings
Bank borrowings
21.
Bank borrowings

Bank borrowings are analyzed as follows:

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
Current portion:
Short-term other borrowings (i)	12,749	22,562
Non-current portion:
US$4.0 billion syndicated loan denominated in US$ (ii)(iii)	28,828	22,937
Long-term other borrowings (iii)	26,858	26,972
	55,686	49,909

(i)
As of March 31, 2024 and 2025, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged interest rates ranging from 1.4% to 4.6% and 0.8% to 4.8% per annum, respectively. As of March 31, 2024 and 2025, the weighted average interest rate of these borrowings was 2.6% and 2.0% per annum, respectively. The borrowings are primarily denominated in RMB.
(ii)
As of March 31, 2024 and 2025, the Company had a US$4.0 billion syndicated loan, which was initially entered into with a group of eight lead arrangers. The loan was priced at 85 basis points over LIBOR with maturity in May 2024. During the year ended March 31, 2024, the loan terms were modified such that the interest rate of the loan was adjusted to 80 basis points over Secured Overnight Financing Rate (“SOFR”) with a credit adjustment spread and the maturity of the loan was extended to May 2028. Certain related floating interest payments are hedged by certain interest rate swap contracts entered into by the Company. The proceeds of the loan were used for general corporate and working capital purposes (including acquisitions). The Company repaid US$830 million (RMB6,067 million) of the loan in January 2025.
(iii)
As of March 31, 2024 and 2025, the Company had long-term borrowings from banks with weighted average interest rates of 3.5% and 3.9% per annum, respectively. The borrowings are primarily denominated in RMB.

Certain other bank borrowings are collateralized by a pledge of certain buildings and property improvements, construction in progress and land use rights in the PRC, receivables and other treasury investments with carrying values of RMB34,056 million and RMB30,213 million, as of March 31, 2024 and 2025, respectively. As of March 31, 2025, the Company is in compliance with all covenants in relation to bank borrowings.

As of March 31, 2024 and 2025, the Company had a revolving credit facility provided by certain financial institutions for an amount of US$6.5 billion, which has not yet been drawn down. The interest rate on any outstanding utilized amount under this credit facility was calculated based on LIBOR plus 80 basis points, and was adjusted to SOFR with a credit adjustment spread plus 80 basis points in May 2023. This facility is reserved for general corporate and working capital purposes (including acquisitions). The expiration date of the credit facility was June 2026.

As of March 31, 2025, the future principal payments for the Company’s borrowings were as follows:

Principal amounts
RMB
(in millions)
Within 1 year	22,562
Between 1 to 2 years	2,906
Between 2 to 3 years	5,098
Between 3 to 4 years	25,104
Between 4 to 5 years	5,572
Beyond 5 years	11,282
72,524